Inventories	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventories
NOTE 5:-	INVENTORIES

	June 30, 2017	December 31, 2016
	Unaudited

Raw materials and components	$3,145	$2,873
Work in progress, net	3,939	3,032
Finished goods	787	1,197

	$7,871	$7,102